FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified										12 Months Ended								12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Recurring	Dec. 29, 2012 Recurring	Dec. 28, 2013 Recurring Cash and Cash Equivalents	Dec. 29, 2012 Recurring Cash and Cash Equivalents	Dec. 28, 2013 Recurring Other current assets	Dec. 29, 2012 Recurring Other current assets	Dec. 31, 2011 Non-recurring	Dec. 31, 2011 Non-recurring Other expense, net	Dec. 28, 2013 Quoted Prices in Active Markets (Level 1) Recurring	Dec. 29, 2012 Quoted Prices in Active Markets (Level 1) Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2)	Dec. 28, 2013 Significant Other Observable Inputs (Level 2) Recurring	Dec. 29, 2012 Significant Other Observable Inputs (Level 2) Recurring	Dec. 31, 2011 Significant Other Unobservable Inputs (Level 3)	Dec. 28, 2013 Significant Other Unobservable Inputs (Level 3) Non-recurring	Dec. 28, 2013 Significant Other Unobservable Inputs (Level 3) Non-recurring Other expense, net
Assets
Trading securities			$ 17.7	$ 18.6	$ 0.3	$ 0.9	$ 17.4	$ 17.7			$ 7.6	$ 9.3		$ 10.1	$ 9.3
Short-term investments			114.5											114.5
Derivative assets	3.2	10.0	3.2	10.0							0.1			3.1	10.0
Liabilities
Derivative liabilities	4.7	3.8	4.7	3.8								1.0		4.7	2.8
Carrying value of long-lived assets									4.4								8.3
Fair value of long-lived assets									1.3				1.1			0.2	4.8
Impairment charge of long-lived assets										$ 3.1								$ 3.5